Financial Instruments, textual (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments [Abstract]
Types of Interest Rate Derivatives Used	a five-year zero-cost collar agreement
Derivative, Floor Interest Rate	1.00%
Derivative, Cap Interest Rate	7.80%
Notional Amount of financial instrument	$ 100,000
Fair value of derivative instruments		378	994
Loss from derivative instruments		$ (118)	$ (518)	$ (737)